QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255

Investment Company Act file number

THE WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
19999 Broadway
Suite 3150
Denver, CO 80202

(Name and address of agent for service)

(800) 527-9525

Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2014

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

Number of Shares	Security Description	% of Total Investments	Fair Value

	COMMON STOCK	99.06%
	BELGIUM	2.48%
5,426	Anheuser-Busch Inbev Strip VVPR		$568,713

	DENMARK	5.42%
600	Daimler Ag-Reg SH		56,681
20,060	Novo Nordisk		913,383
6,220	Novozymes A/S Ser B		273,458

			1,243,522

	FRANCE	14.61%
3,047	Air Liquide Ord		412,613
24,354	Bureau Veritas SA		746,494
3,928	Essilor International		396,015
692	Hermes Inteernational SA		230,267
2,853	L’oreal Ord		470,354
2,917	LeGrand SA		181,173
2,954	Pernod Ricard Ord		343,792
16,215	Zodiac Aerospace		572,840

			3,353,548

	GERMANY	3.84%
5,371	SAP AG		434,676
10,771	Wirecard AG		446,827

			881,503

	GREAT BRITAIN	25.38%
46,870	Barratt Developments		322,373
21,341	British American Tobacco		1,186,904
16,248	Countrywide PLC		177,317
22,896	Diageo PLC		710,470
29,091	Dominos Pizza Group Plc		267,512
34,792	Fresnillo Plc-W/I		489,333
1,931	HSBC Holdings PLC		98,911
10,066	Intertek Group PLC		225,913
2,192	Persimmon		164,545
2,234	Rangold Resources LTD		167,550
6,714	Reckitt Benckiser Group		547,096
28,806	Rolls Royce Holdings Ord		515,854
19,076	Sabmiller PLC		952,629
106,500	Trans Balkan Investments(1)		-

			5,826,407

	IRELAND	3.13%
3,484	Accenture PLC		277,744
5,562	Paddy Power PLC		440,481

			718,225

	ITALY	2.66%
10,565	Luxottica Group SPA		610,859

	NETHERLANDS	8.09%
3,431	Core Laboratories NV		680,848
2,825	Eads NV		202,287
23,686	Unilever NV Certificates		973,299

			1,856,434

	ROMANIA	0.00%
590,000	Romania Property Fund LT(1)		0

	RUSSIA	0.00%
1	Joint Stock company Open GDR		1

	SOUTH AFRICA	1.01%
2,107	Naspers LTD-N SHS		232,279

	SPAIN	2.03%
8,497	Grifols SA		465,484

	SWEDEN	3.64%
15,824	Elekta AB-B SHS		210,624
6,412	Indutrade AB		305,762
6,347	Svenska Handelsbanken-A		318,138

			834,524

	SWITZERLAND	22.66%
5554	CIE Financiere Richemon		530,149
5,451	DKSH Holding Ltd		433,392
59	Lindt & Spruenglin		292,398
10,462	Nestle SA Cham ET Vevey		787,431
2,367	Novartis AG-REG		200,775
13,959	Reinet Investments SCA		301,556
2,540	Roche Holding AG-GENUSSC		761,253
213	SGS SA Reg D		524,912
67	Sika AG-BR		274,001
53,122	UBS AG		1,097,046

			5,202,913

	UNITED STATES	4.12%
11,558	Philip Morris International		946,253

	Total Securities	99.06%	22,740,665
	Cash and Cash Equivalents	0.94%	215,215

	TOTAL INVESTMENTS	100.00%	$22,955,880

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

(1) - Fair valued pursuant to Valuation Procedures adopted by the Board of Directors. These holdings represent 0.00% of the Fund’s net assets at March 31, 2014.

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks
Belgium	568,713	-	-	568,713
Denmark	1,243,522	-	-	1,243,522
France	3,353,548	-	-	3,353,548
Germany	881,503	-	-	881,503
Great Britain	5,826,407	-	0	5,826,407
Ireland	718,225	-	-	718,225
Italy	610,859	-	-	610,859
Netherlands	1,856,434	-	-	1,856,434
Romania	-	-	0	0
Russia	1	-	-	1
South Africa	232,279	-	-	232,279
Spain	465,484	-	-	465,484
Sweden	834,524	-	-	834,524
Switzerland	5,202,913	-	-	5,202,913
United States	946,253	-	-	946,253

Total Common Stocks	$22,740,665	$0	$0	$22,740,665

The fair value estimates for the Level 3 securities were determined pursuant to the Valuation Procedures adopted by the Board of Directors. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from the market place in which the security is traded, analysis of the company’s performance and market trends that may influence its performance. Level 3 securities represented 0.00% as a percentage of Net Assets of the Fund. There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:    May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:    May 22, 2014

By:    /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:    May 22, 2014